Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)		$ (8,177)	$ (6,189)	$ 10,295
Currency translation adjustment—net of tax	[1]	508	(1,249)	(62)
Net unrealized (gain) loss on derivatives—net of tax	[2]	330		(199)
Other comprehensive income (loss)—net of tax		838	(1,249)	(261)
Comprehensive income (loss)		$ (7,339)	$ (7,438)	$ 10,034

[1]	Net of income tax (provision) benefit of $(338), $827 and $41 for the years ended December 31, 2016, 2015 and 2014, respectively.
[2]	Net of income tax (provision) benefit of $216 and $(132) for the years ended December 31, 2016 and 2014, respectively.